Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Licenses and hardware	$ 939	$ 777
Inventory in transit and in bonded warehouses	961	1,061
Total Inventories	$ 1,900	$ 1,838